Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right of use assets

	Land and		Other
	buildings	Vehicles[1]	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2022	94	132	2	228
Exchange differences	—	3	—	3
Additions	69	69	—	138
Acquisition of companies and businesses[1]	79	115	—	194
Impairment charge[3]	(17)	—	—	(17)
Depreciation charge	(43)	(45)	(1)	(89)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2022 (retrospectively adjusted)	182	266	1	449

At 1 January 2023	182	266	1	449
Exchange differences	(8)	(11)	—	(19)
Additions	63	91	1	155
Disposals	(3)	(3)	—	(6)
Acquisition of companies and businesses	1	—	—	1
Depreciation charge	(57)	(62)	(1)	(120)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2023	178	273	1	452
1.

Right-of-use assets have been retrospectively adjusted by a decrease of £5m in 2022, in accordance with IFRS 3 , to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).

Schedule of lease liabilities

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
At 1 January	460	217
Exchange differences	(20)	(1)
Lease payments	(182)	(114)
Interest	25	10
Additions	161	140
Acquisition of companies and businesses	1	208
At 31 December	445	460
Analysed as follows:
Non-current	318	325
Current	127	135
Total	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Schedule of lease liabilities analysed by currency

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Pound sterling	34	34
Euro	63	61
US dollar	289	307
Other currencies	59	58
At 31 December	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Schedule of maturities of lease liabilities

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Less than one year	146	144
Between one and five years	298	277
More than five years	72	82
Future minimum payments	516	503
Effect of discounting	(71)	(43)
Carrying value	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Schedule of other lease cost

	2023	2022
	£m	£m
Expenses relating to short-term leases	14	13
Expenses relating to leases of low-value assets	8	8
Expenses relating to variable lease payments	2	—
At 31 December	24	21